Note 3 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	201 6	201 5	201 6	201 5
Beginning of period	$81,949	$71,343	$92,863	$59,273
Additions	-	70,000	-	100,000
Deductions	(21,771)	(23,595)	(32,685)	(41,525)
End of period	$60,178	$117,748	$60,178	$117,748

	For the Years Ended December 31,
	201 5	201 4	2013
Beginning	$59,273	$81,009	$190,109
Additions	132,000	322,000	85,000
Deductions	(98,410)	(343,736)	(194,100)
Ending	$92,863	$59,273	$81,009

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of June 30,
	2016	2015
Stock options	294,892	185,602
Warrants	952,500	142,500
Total	1,247,392	328,102

	Years Ended December 31,
	2015	2014	2013
Stock options	217,002	199,885	202,751
Warrants	142,500	142,500	22,500
Total	359,502	342,385	225,251